SHARE-BASED COMPENSATION - Status of restricted stock (Details)		12 Months Ended
	May 01, 2024	Jun. 30, 2024 $ / shares shares
Reverse stock split	0.056	0.2
Restricted shares
Outstanding Restricted Shares, Number		377,939
Reverse stock split	0.056
Restricted shares | Fair Value per Share $18.72
Outstanding Restricted Shares, Fair Value per Share | $ / shares		$ 18.72
Outstanding Restricted Shares, Number		30,412
Outstanding Restricted Shares, Average Remaining Amortization Period (Years)		8 months 1 day
Restricted shares | Fair Value per Share $2.844
Outstanding Restricted Shares, Fair Value per Share | $ / shares		$ 2.844
Outstanding Restricted Shares, Number		347,527
Outstanding Restricted Shares, Average Remaining Amortization Period (Years)		7 months 28 days